Description of the Plan (Details) - EBP INVSAL	12 Months Ended
Dec. 31, 2025 USD ($) loan yr
EBP, Description of Plan [Line Items]
Transfers of assets	$ 367,973,000
Minimum age to participate in plan | yr	18
Requisite service period	1 year
Company contribution, vesting period	3 years
Percent of pretax, maximum annual compensation to total compensation	75.00%
Provision period before deferrals begin	90 days
Automatic deferral rate, annual increase	1.00%
Employee age for distribution | yr	55
Years of service	5 years
Number of loans | loan	1
General loan, borrowing term	4 years 6 months
Primary residence, borrowing term	10 years
Maximum borrowing, amount	50.00%
Maximum borrowing, to total account	$ 50,000
Note Receivable from Participant
EBP, Description of Plan [Line Items]
Transfers of assets	$ 5,000,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
EBP, Matching Tear One
EBP, Description of Plan [Line Items]
Employer contribution, matching percent	100.00%
Participant compensation matched percent	2.00%
EBP, Matching Tear Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percent	50.00%
Participant compensation matched percent	4.00%